Notes Payable, Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes Payable, Stockholders

10. Related Party Transactions

As discussed in Note 6, in January 2015, we entered into a Note Purchase Agreement and Convertible Promissory Note for a $3.0 million loan with various persons and entities named within the agreement (the Holders), of which $710,000 were with certain officers and certain officers’ related parties. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 479,667 shares of our common stock (as adjusted for the exchange in the Merger).

Our president and chief executive officer is also the managing member of our affiliated company Araxes. Four individuals are significant stockholders of each of us and Araxes. The following is a summary of all transactions with Araxes for the three months ended March 31, 2015.

Convertible Promissory Notes

As described in Note 6, as a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 for the convertible note payable to Araxes was automatically converted into 326,443 shares of our common stock (as adjusted for the exchange in the Merger). In addition, the total of unpaid principal and accrued interest as of February 28, 2015 for the convertible note payable related to the Araxes asset purchase was automatically converted into 80,293 shares of our common stock (as adjusted for the exchange in the Merger).

Facility Sublease

We sublease office space from Araxes for a base monthly rent of approximately $5,000 per month plus operating expenses, taxes, insurance, and utilities applicable to the subleased property. Rent expense related to this sublease for the three months ended March 31, 2015 was $25,000. The sublease will expire on August 30, 2016.

Management Fees

We have a management services agreement with Araxes under which Araxes pays us a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay us an amount equal to the number of full time equivalents (FTE) performing collaboration services for Araxes, at an annual FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

Services Agreement

We have a services agreement with Wellspring Biosciences LLC (a wholly owned subsidiary of Araxes) which allows for payment of research and development services provided to us of an amount equal to the number of FTE’s performing the services, at an annual FTE rate of $400,000, plus actual expenses as reasonably incurred. This services agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

10. Related Party Transactions

The Company’s president and chief executive officer is also the managing member of its affiliated company, Araxes. Four individuals are significant stockholders of each of the Company and Araxes. The following is a summary of all transactions with Araxes from August 22, 2014 (inception) to December 31, 2014.

Convertible Promissory Notes

As described in Note 6, the Company entered into a Note Purchase Agreement and Convertible Promissory Note with Araxes under which Araxes provided a $2,000,000 loan in the form of a convertible promissory note. The note is included within notes payable, related party, current on the Company’s Balance Sheet.

Additionally, in conjunction with the asset purchase agreement with Araxes described in Note 7, the Company purchased assets for an upfront purchase price of $500,000 payable under a convertible promissory note. This amount is included with research and development expenses, related party on the Company’s Statement of Operations and Comprehensive Loss. Additionally, the note is included within notes payable, related party, noncurrent on the Company’s Balance Sheet.

Facility Sublease

As noted in Note 8, the Company subleases office space from Araxes for a monthly rent of $4,820 per month. In addition to the base monthly rent, the Company is obligated to pay for operating expenses, taxes, insurance, and utilities applicable to the subleased property. Rent expense related to this sublease for the period from August 22, 2014 (inception) to December 31, 2014 was $14,906. The sublease will expire on August 30, 2016.

Management Fees

The Company has a management services agreement with Araxes under which Araxes pays the Company a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay the Company an amount equal to the number of full time equivalents (“FTE”) performing collaboration services for Araxes, at an FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

Services Agreement

The Company has a services agreement with Araxes which allows for payment of research and development services provided to the Company of an amount equal to the number of FTE’s performing the services, at an FTE rate of $400,000, plus actual expenses as reasonably incurred. This services agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

Zeta Acquisition Corp III
Notes Payable, Stockholders
2.	Notes Payable, Stockholders

During 2014, various stockholders loaned the Company $15,000 and were issued unsecured promissory notes which bear interest at 6% and are due on demand. Similar stockholder loans amounted to $25,000 during 2013, $25,000 during 2012, $35,000 during 2010, and $25,000 in 2009. Interest of $24,002 and $17,175 was accrued and unpaid at December 31, 2014 and 2013, respectively.

During 2007, the Company issued an unsecured promissory note to a stockholder and officer of the Company in the amount of $10,000. The note was non-interest bearing and was repaid from the proceeds of the sale of common stock.